UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

1

Class A:AREAX

May 31, 2024

SCAN ME

Please scan QR code for Fund Information

AB Global Real Estate Investment Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.

You can find additional information about the Fund at https://www.abfunds.com/link/AB/AREAX-S . You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.92%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$9,577	$10,000	$10,000	$10,000
11/14	$10,007	$10,225	$10,386	$10,916
11/15	$9,971	$10,151	$10,258	$11,141
11/16	$10,084	$10,471	$10,458	$11,635
11/17	$11,507	$12,948	$11,726	$12,689
11/18	$11,681	$12,965	$11,868	$12,949
11/19	$13,577	$14,849	$13,596	$14,880
11/20	$12,329	$17,005	$12,007	$13,020
11/21	$15,144	$20,709	$14,738	$17,498
11/22	$12,363	$18,460	$12,076	$15,033
11/23	$12,200	$20,857	$11,762	$14,568
05/24	$12,841	$23,963	$12,356	$15,447

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	5.26%	7.44%	0.51%	2.98%
Class A (with sales charge)	0.75%	2.84%	- 0.37%	2.53%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AREAX-S for the most recent performance information.

Class A:AREAX

2

Key Fund Statistics

  Net Assets$51,515,255
  # of Portfolio Holdings99
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$156,068

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Country Breakdown

Value	Value
United States	61.9%
Japan	9.6%
Australia	5.9%
United Kingdom	4.4%
Singapore	3.1%
Hong Kong	2.9%
France	2.5%
Germany	2.3%
Canada	2.2%
Sweden	1.8%
Spain	0.9%
Switzerland	0.8%
Belgium	0.8%
Other	0.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Class A:AREAX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AREAX-S, including the Fund's:

- Prospectus

- Financial information

- Fund holdings

- Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/AREAX-S]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GRE-A-0154-0524

Class A:AREAX

1

Class I:AEEIX

May 31, 2024

SCAN ME

Please scan QR code for Fund Information

AB Global Real Estate Investment Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.

You can find additional information about the Fund at https://www.abfunds.com/link/AB/AEEIX-S . You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.51%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,465	$10,225	$10,386	$10,916
11/15	$10,469	$10,151	$10,258	$11,141
11/16	$10,624	$10,471	$10,458	$11,635
11/17	$12,159	$12,948	$11,726	$12,689
11/18	$12,385	$12,965	$11,868	$12,949
11/19	$14,445	$14,849	$13,596	$14,880
11/20	$13,169	$17,005	$12,007	$13,020
11/21	$16,233	$20,709	$14,738	$17,498
11/22	$13,305	$18,460	$12,076	$15,033
11/23	$13,181	$20,857	$11,762	$14,568
05/24	$13,901	$23,963	$12,356	$15,447

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	5.47%	7.92%	0.89%	3.35%
Class I (with sales charge)	5.47%	7.92%	0.89%	3.35%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AEEIX-S for the most recent performance information.

Class I:AEEIX

2

Key Fund Statistics

  Net Assets$51,515,255
  # of Portfolio Holdings99
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$156,068

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Country Breakdown

Value	Value
United States	61.9%
Japan	9.6%
Australia	5.9%
United Kingdom	4.4%
Singapore	3.1%
Hong Kong	2.9%
France	2.5%
Germany	2.3%
Canada	2.2%
Sweden	1.8%
Spain	0.9%
Switzerland	0.8%
Belgium	0.8%
Other	0.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Class I:AEEIX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AEEIX-S, including the Fund's:

- Prospectus

- Financial information

- Fund holdings

- Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/AEEIX-S]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GRE-I-0154-0524

Class I:AEEIX

1

Class K:ARRKX

May 31, 2024

SCAN ME

Please scan QR code for Fund Information

AB Global Real Estate Investment Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.

You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARRKX-S . You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$99	1.90%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class K	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,445	$10,225	$10,386	$10,916
11/15	$10,411	$10,151	$10,258	$11,141
11/16	$10,529	$10,471	$10,458	$11,635
11/17	$12,015	$12,948	$11,726	$12,689
11/18	$12,195	$12,965	$11,868	$12,949
11/19	$14,162	$14,849	$13,596	$14,880
11/20	$12,864	$17,005	$12,007	$13,020
11/21	$15,804	$20,709	$14,738	$17,498
11/22	$12,897	$18,460	$12,076	$15,033
11/23	$12,718	$20,857	$11,762	$14,568
05/24	$13,400	$23,963	$12,356	$15,447

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Class K (without sales charge)	5.36%	7.52%	0.51%	2.97%
Class K (with sales charge)	5.36%	7.52%	0.51%	2.97%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ARRKX-S for the most recent performance information.

Class K:ARRKX

2

Key Fund Statistics

  Net Assets$51,515,255
  # of Portfolio Holdings99
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$156,068

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Country Breakdown

Value	Value
United States	61.9%
Japan	9.6%
Australia	5.9%
United Kingdom	4.4%
Singapore	3.1%
Hong Kong	2.9%
France	2.5%
Germany	2.3%
Canada	2.2%
Sweden	1.8%
Spain	0.9%
Switzerland	0.8%
Belgium	0.8%
Other	0.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Class K:ARRKX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ARRKX-S, including the Fund's:

- Prospectus

- Financial information

- Fund holdings

- Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/ARRKX-S]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GRE-K-0154-0524

Class K:ARRKX

1

Advisor Class:ARSYX

May 31, 2024

SCAN ME

Please scan QR code for Fund Information

AB Global Real Estate Investment Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.

You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARSYX-S . You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$87	1.67%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,459	$10,225	$10,386	$10,916
11/15	$10,452	$10,151	$10,258	$11,141
11/16	$10,600	$10,471	$10,458	$11,635
11/17	$12,122	$12,948	$11,726	$12,689
11/18	$12,339	$12,965	$11,868	$12,949
11/19	$14,370	$14,849	$13,596	$14,880
11/20	$13,086	$17,005	$12,007	$13,020
11/21	$16,112	$20,709	$14,738	$17,498
11/22	$13,191	$18,460	$12,076	$15,033
11/23	$13,049	$20,857	$11,762	$14,568
05/24	$13,751	$23,963	$12,356	$15,447

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	5.38%	7.72%	0.77%	3.24%
Advisor Class (with sales charge)	5.38%	7.72%	0.77%	3.24%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ARSYX-S for the most recent performance information.

Advisor Class:ARSYX

2

Key Fund Statistics

  Net Assets$51,515,255
  # of Portfolio Holdings99
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$156,068

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Country Breakdown

Value	Value
United States	61.9%
Japan	9.6%
Australia	5.9%
United Kingdom	4.4%
Singapore	3.1%
Hong Kong	2.9%
France	2.5%
Germany	2.3%
Canada	2.2%
Sweden	1.8%
Spain	0.9%
Switzerland	0.8%
Belgium	0.8%
Other	0.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Advisor Class:ARSYX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ARSYX-S, including the Fund's:

- Prospectus

- Financial information

- Fund holdings

- Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/ARSYX-S]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GRE-ADV-0154-0524

Advisor Class:ARSYX

1

Class C:ARECX

May 31, 2024

SCAN ME

Please scan QR code for Fund Information

AB Global Real Estate Investment Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.

You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARECX-S . You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	2.68%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,412	$10,225	$10,386	$10,916
11/15	$10,303	$10,151	$10,258	$11,141
11/16	$10,342	$10,471	$10,458	$11,635
11/17	$11,709	$12,948	$11,726	$12,689
11/18	$11,794	$12,965	$11,868	$12,949
11/19	$13,605	$14,849	$13,596	$14,880
11/20	$12,263	$17,005	$12,007	$13,020
11/21	$14,951	$20,709	$14,738	$17,498
11/22	$12,114	$18,460	$12,076	$15,033
11/23	$11,862	$20,857	$11,762	$14,568
05/24	$12,442	$23,963	$12,356	$15,447

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	4.89%	6.70%	- 0.24%	2.21%
Class C (with sales charge)	3.89%	5.70%	- 0.24%	2.21%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ARECX-S for the most recent performance information.

Class C:ARECX

2

Key Fund Statistics

  Net Assets$51,515,255
  # of Portfolio Holdings99
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$156,068

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Country Breakdown

Value	Value
United States	61.9%
Japan	9.6%
Australia	5.9%
United Kingdom	4.4%
Singapore	3.1%
Hong Kong	2.9%
France	2.5%
Germany	2.3%
Canada	2.2%
Sweden	1.8%
Spain	0.9%
Switzerland	0.8%
Belgium	0.8%
Other	0.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Class C:ARECX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ARECX-S, including the Fund's:

- Prospectus

- Financial information

- Fund holdings

- Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/ARECX-S]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GRE-C-0154-0524

Class C:ARECX

1

Class R:ARRRX

May 31, 2024

SCAN ME

Please scan QR code for Fund Information

AB Global Real Estate Investment Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.

You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARRRX-S . You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	2.22%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class R	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,433	$10,225	$10,386	$10,916
11/15	$10,370	$10,151	$10,258	$11,141
11/16	$10,449	$10,471	$10,458	$11,635
11/17	$11,890	$12,948	$11,726	$12,689
11/18	$12,032	$12,965	$11,868	$12,949
11/19	$13,941	$14,849	$13,596	$14,880
11/20	$12,620	$17,005	$12,007	$13,020
11/21	$15,452	$20,709	$14,738	$17,498
11/22	$12,567	$18,460	$12,076	$15,033
11/23	$12,365	$20,857	$11,762	$14,568
05/24	$12,998	$23,963	$12,356	$15,447

Average Annual Total Returns

Class Name	6 Months	1 Year	5 Years	10 Years
Class R (without sales charge)	5.12%	7.14%	0.19%	2.66%
Class R (with sales charge)	5.12%	7.14%	0.19%	2.66%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ARRRX-S for the most recent performance information.

Class R:ARRRX

2

Key Fund Statistics

  Net Assets$51,515,255
  # of Portfolio Holdings99
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$156,068

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Country Breakdown

Value	Value
United States	61.9%
Japan	9.6%
Australia	5.9%
United Kingdom	4.4%
Singapore	3.1%
Hong Kong	2.9%
France	2.5%
Germany	2.3%
Canada	2.2%
Sweden	1.8%
Spain	0.9%
Switzerland	0.8%
Belgium	0.8%
Other	0.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Class R:ARRRX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ARRRX-S, including the Fund's:

- Prospectus

- Financial information

- Fund holdings

- Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund's Advisory Agreement

Information regarding the Fund's Board of Directors'/Trustees' review of the advisory agreement is available on the Fund's website [https://www.abfunds.com/link/AB/ARRRX-S]. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GRE-R-0154-0524

Class R:ARRRX

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MAY 05.31.24

SEMI-ANNUAL REPORT

AB GLOBAL REAL ESTATE INVESTMENT FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Equity Real Estate Investment Trusts (REITs) – 83.3%
Data Center REITs – 8.2%
Digital Realty Trust, Inc.	11,090	$1,611,820
Equinix, Inc.	3,448	2,630,755

		4,242,575

Diversified REITs – 5.3%
Charter Hall Group	27,560	224,170
Covivio SA/France	2,896	150,727
Essential Properties Realty Trust, Inc.	28,940	775,013
KDX Realty Investment Corp.	162	156,426
Land Securities Group PLC	49,540	415,868
Merlin Properties Socimi SA	39,700	478,551
Stockland	178,460	537,754

		2,738,509

Health Care REITs – 6.8%
Aedifica SA	2,270	147,637
Ventas, Inc.	22,490	1,130,348
Welltower, Inc.	21,630	2,242,382

		3,520,367

Hotel & Resort REITs – 3.1%
Hoshino Resorts REIT, Inc.	32	105,639
Invincible Investment Corp.	356	154,757
Japan Hotel REIT Investment Corp.	494	246,024
Park Hotels & Resorts, Inc.	20,010	317,359
Ryman Hospitality Properties, Inc.	5,020	527,451
Xenia Hotels & Resorts, Inc.	17,380	251,836

		1,603,066

Industrial REITs – 18.7%
CapitaLand Ascendas REIT	309,300	599,359
Centuria Industrial REIT	258,180	546,808
Dream Industrial Real Estate Investment Trust	45,527	409,858
Goodman Group	39,530	888,417
Mapletree Industrial Trust	95,100	155,328
Mitsui Fudosan Logistics Park, Inc.	149	417,839
Nippon Prologis REIT, Inc.	254	419,265
Plymouth Industrial REIT, Inc.	17,033	355,308
Prologis, Inc.	32,877	3,632,580
Rexford Industrial Realty, Inc.	15,600	707,616
Segro PLC	59,120	694,265
STAG Industrial, Inc.	10,320	361,819
Tritax Big Box REIT PLC	231,460	468,325

		9,656,787

Multi-Family Residential REITs – 9.9%
Comforia Residential REIT, Inc.	133	272,209
Independence Realty Trust, Inc.	79,960	1,335,332

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Killam Apartment Real Estate Investment Trust(a)	42,410	$536,756
Mid-America Apartment Communities, Inc.	9,610	1,284,953
UDR, Inc.	37,440	1,445,933
UNITE Group PLC (The)	16,640	198,479

		5,073,662

Office REITs – 6.5%
Alexandria Real Estate Equities, Inc.	9,040	1,075,760
Boston Properties, Inc.	9,890	600,026
COPT Defense Properties	21,280	524,978
Daiwa Office Investment Corp.	56	99,133
Derwent London PLC	9,010	267,278
Dexus	55,740	252,888
Japan Real Estate Investment Corp.	46	151,687
Nippon Building Fund, Inc.	98	365,977

		3,337,727

Other Specialized REITs – 2.8%
Iron Mountain, Inc.	5,820	469,616
VICI Properties, Inc.	33,100	950,301

		1,419,917

Retail REITs – 14.2%
Acadia Realty Trust	43,940	757,526
Brixmor Property Group, Inc.	31,770	715,143
CapitaLand Integrated Commercial Trust	303,560	442,154
Crombie Real Estate Investment Trust(a)	20,000	185,186
Frasers Centrepoint Trust	140,600	226,220
Japan Metropolitan Fund Invest	349	205,556
Klepierre SA	17,040	494,602
Link REIT – Class H	76,250	321,502
NETSTREIT Corp.	33,523	581,624
Phillips Edison & Co., Inc.	4,400	140,536
Realty Income Corp.	17,233	914,383
Simon Property Group, Inc.	11,788	1,783,642
Vicinity Ltd.	422,250	551,956

		7,320,030

Self-Storage REITs – 5.1%
Big Yellow Group PLC	14,460	231,413
Extra Space Storage, Inc.	7,910	1,145,131
Public Storage	4,540	1,243,188

		2,619,732

Single-Family Residential REITs – 2.7%
Invitation Homes, Inc.	19,830	689,886
Sun Communities, Inc.	5,793	683,516

		1,373,402

		42,905,774

2 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate Management & Development – 14.5%
Diversified Real Estate Activities – 4.8%
Mitsubishi Estate Co., Ltd.	30,300	$510,973
Mitsui Fudosan Co., Ltd.	139,100	1,277,920
Sumitomo Realty & Development Co., Ltd.	16,100	504,137
Sun Hung Kai Properties Ltd. – Class H	21,500	207,744

		2,500,774

Real Estate Development – 1.5%
Katitas Co., Ltd.	9,800	99,707
Sino Land Co., Ltd. – Class H	646,000	687,500

		787,207

Real Estate Operating Companies – 7.0%
CapitaLand Investment Ltd./Singapore	91,600	181,028
Castellum AB(b)	27,640	345,183
Catena AB	6,360	325,212
CTP NV	17,979	321,733
Fastighets AB Balder – Class B(b)	39,370	266,564
LEG Immobilien SE	4,020	357,515
PSP Swiss Property AG (REG)	3,050	383,723
Shurgard Self Storage Ltd.	5,410	238,991
Swire Properties Ltd. – Class H	172,000	316,356
TAG Immobilien AG(b)	23,911	373,596
Vonovia SE	15,154	476,375

		3,586,276

Real Estate Services – 1.2%
Unibail-Rodamco-Westfield	6,780	597,385

		7,471,642

Consumer Durables & Apparel – 0.8%
Homebuilding – 0.8%
PulteGroup, Inc.	3,320	389,502

Consumer Services – 0.6%
Hotels, Resorts & Cruise Lines – 0.6%
Hyatt Hotels Corp. – Class A	1,980	291,991

Materials – 0.5%
Construction Materials – 0.5%
GCC SAB de CV	24,130	263,892

Total Common Stocks (cost $43,295,833)		51,322,801

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(c)(d)(e) (cost $217,325)	217,325	217,325

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Time Deposits – 0.1%
ANZ, Hong Kong 2.94%, 06/03/2024	AUD	8	$5,267
3.42%, 06/04/2024	NZD	9	5,706
BBH, New York 2.51%, 06/03/2024	SEK	57	5,388
3.27%, 06/03/2024	NOK	26	2,488
3.80%, 06/03/2024	CAD	7	4,800
Citibank, London 2.80%, 06/03/2024	EUR	8	9,215
HSBC, Hong Kong 2.27%, 06/03/2024	HKD	41	5,286
HSBC, Singapore 2.24%, 06/03/2024	SGD	9	6,902
Royal Bank of Canada, London 4.16%, 06/03/2024	GBP	5	6,161
SEB, Stockholm 0.51%, 06/03/2024	CHF	5	5,286
SMBC, Tokyo (0.12)%,06/03/2024	JPY	798	5,073

Total Time Deposits (cost $61,572)			61,572

Total Short-Term Investments (cost $278,897)			278,897

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $43,574,730)			51,601,698

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(c)(d)(e) (cost $332,880)		332,880	332,880

Total Investments – 100.8% (cost $43,907,610)			51,934,578
Other assets less liabilities – (0.8)%			(419,323)

Net Assets – 100.0%			$51,515,255

4 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	EUR	599	USD	654	06/12/2024	$3,583
Brown Brothers Harriman & Co.	EUR	258	USD	278	06/12/2024	(1,922)
Brown Brothers Harriman & Co.	USD	289	EUR	268	06/12/2024	1,547
Brown Brothers Harriman & Co.	USD	176	NOK	1,939	07/19/2024	8,835
Brown Brothers Harriman & Co.	USD	107	SEK	1,170	07/19/2024	4,038
Brown Brothers Harriman & Co.	MXN	2,611	USD	156	07/25/2024	3,245
Brown Brothers Harriman & Co.	USD	183	ILS	673	07/25/2024	(652)
Brown Brothers Harriman & Co.	USD	210	NZD	344	07/25/2024	1,570
Brown Brothers Harriman & Co.	CHF	160	USD	179	08/08/2024	(26)
Brown Brothers Harriman & Co.	JPY	25,051	USD	161	08/16/2024	13

						$20,231

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	Affiliated investments.

Currency	Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 5

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $43,357,405)	$51,384,373	(a)
Affiliated issuers (cost $550,205—including investment of cash collateral for securities loaned of $332,880)	550,205
Foreign currencies, at value (cost $22,033)	9,604
Unaffiliated dividends receivable	224,113
Unrealized appreciation on forward currency exchange contracts	22,831
Receivable for capital stock sold	6,385
Affiliated dividends receivable	1,693
Receivable due from Adviser	56

Total assets	52,199,260

Liabilities
Due to Custodian	324
Payable for collateral received on securities loaned	332,880
Payable for capital stock redeemed	90,080
Custody and accounting fees payable	64,247
Administrative fee payable	46,879
Audit and tax fee payable	34,962
Advisory fee payable	25,730
Distribution fee payable	8,603
Transfer Agent fee payable	7,031
Directors’ fee payable	5,075
Unrealized depreciation on forward currency exchange contracts	2,600
Accrued expenses	65,594

Total liabilities	684,005

Net Assets	$51,515,255

Composition of Net Assets
Capital stock, at par	$3,760
Additional paid-in capital	48,440,153
Distributable earnings	3,071,342

	$51,515,255

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$28,832,273	2,096,153	$13.75	*

C	$392,181	29,103	$13.48

Advisor	$9,658,046	710,044	$13.60

R	$2,506,542	184,880	$13.56

K	$2,343,126	171,195	$13.69

I	$7,783,087	568,391	$13.69

(a)	Includes securities on loan with a value of $319,942 (See Note E).

*	The maximum offering price per share for Class A shares was $14.36 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $51,708)	$699,330
Affiliated issuers	4,365
Interest	1,215
Securities lending income	877	$705,787

Expenses
Advisory fee (see Note B)	156,239
Transfer agency—Class A	34,018
Transfer agency—Class C	535
Transfer agency—Advisor Class	11,565
Transfer agency—Class R	3,649
Transfer agency—Class K	3,049
Transfer agency—Class I	2,391
Distribution fee—Class A	38,696
Distribution fee—Class C	2,333
Distribution fee—Class R	7,017
Distribution fee—Class K	3,811
Registration fees	53,599
Custody and accounting	49,249
Administrative	45,899
Audit and tax	37,634
Printing	19,925
Legal	18,561
Directors’ fees	10,289
Miscellaneous	21,948

Total expenses	520,407
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(171)

Net expenses		520,236

Net investment income		185,551

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		363,353
Forward currency exchange contracts		6,521
Foreign currency transactions		355
Net change in unrealized appreciation on:
Investments		2,471,066
Forward currency exchange contracts		16,366
Foreign currency denominated assets and liabilities		86

Net gain on investment and foreign currency transactions		2,857,747

Net Increase in Net Assets from Operations		$3,043,298

See notes to financial statements.

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$185,551	$1,126,098
Net realized gain (loss) on investment and foreign currency transactions	370,229	(2,417,244)
Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	2,487,518	145,508

Net increase (decrease) in net assets from operations	3,043,298	(1,145,638)
Distributions to Shareholders
Class A	(322,724)	(317,721)
Class C	(4,927)	(5,563)
Advisor Class	(127,392)	(180,480)
Class R	(18,868)	(20,069)
Class K	(24,876)	(34,753)
Class I	(103,445)	(125,551)
Capital Stock Transactions
Net decrease	(8,067,541)	(13,829,328)

Total decrease	(5,626,475)	(15,659,103)
Net Assets
Beginning of period	57,141,730	72,800,833

End of period	$51,515,255	$57,141,730

See notes to financial statements.

8 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Real Estate Investment Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K and Class I shares. Class B and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 9

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value

10 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 11

NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$32,284,839		$10,620,935		$	– 0	–	$42,905,774
Real Estate Management & Development	– 0	–	7,471,642			– 0	–	7,471,642
Consumer Durables & Apparel	389,502		– 0	–		– 0	–	389,502
Consumer Services	291,991		– 0	–		– 0	–	291,991
Materials	263,892		– 0	–		– 0	–	263,892
Short-Term Investments:
Investment Companies	217,325		– 0	–		– 0	–	217,325
Time Deposits	61,572		– 0	–		– 0	–	61,572
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	332,880		– 0	–		– 0	–	332,880

Total Investments in Securities	33,842,001		18,092,577	†		– 0	–	51,934,578
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	22,831			– 0	–	22,831
Liabilities
Forward Currency Exchange Contracts	– 0	–	(2,600)			– 0	–	(2,600)

Total	$33,842,001		$18,112,808		$	– 0	–	$51,954,809

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

12 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 13

NOTES TO FINANCIAL STATEMENTS (continued)

ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective June 1, 2024, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.70%, 2.45%, 1.45%, 1.95%, 1.70%, and 1.45% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K, and Class I shares, respectively.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2024, the reimbursement for such services amounted to $45,899.

14 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $20,335 for the six months ended May 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $163 from the sale of Class A shares and received $133 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2024, such waiver amounted to $124.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$28		$9,597	$9,408	$217	$4
Government Money Market Portfolio*	– 0	–	2,684	2,351	333	1

Total					$550	$5

*	Investment of cash collateral for securities lending transactions (see Note E).

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $2,348,121, $398,029 and $166,847 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2024, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$17,320,182		$24,931,082
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$9,151,295
Gross unrealized depreciation	(1,104,096)

Net unrealized appreciation	$8,047,199

16 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 17

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$22,831	Unrealized depreciation on forward currency exchange contracts	$2,600

Total		$22,831		$2,600

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	$6,521	$16,366

Total		$6,521	$16,366

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2024:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,844,299
Average principal amount of sale contracts	$2,087,644

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

18 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Brown Brothers Harriman & Co.	$22,831	$(2,600)	$	– 0	–	$	– 0	–		$20,231

Total	$22,831	$(2,600)	$	– 0	–	$	– 0	–		$20,231	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Brown Brothers Harriman & Co.	$2,600	$(2,600)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$2,600	$(2,600)	$	– 0	–	$	– 0	–	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 19

NOTES TO FINANCIAL STATEMENTS (continued)

continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

20 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2024 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$319,942	$332,880	$	– 0	–	$12	$865	$47

*	As of May 31, 2024.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Class A
Shares sold	38,518	127,502	$531,709	$1,696,525

Shares issued in reinvestment of dividends	20,741	20,681	276,483	272,013

Shares converted from Class C	4,419	25,453	60,606	334,536

Shares redeemed	(290,369)	(566,976)	(3,991,768)	(7,467,442)

Net decrease	(226,691)	(393,340)	$(3,122,970)	$(5,164,368)

Class C
Shares sold	819	1,678	$11,092	$21,630

Shares issued in reinvestment of dividends	333	387	4,364	5,011

Shares converted to Class A	(4,503)	(25,884)	(60,606)	(334,536)

Shares redeemed	(12,270)	(35,179)	(168,781)	(457,155)

Net decrease	(15,621)	(58,998)	$(213,931)	$(765,050)

Advisor Class
Shares sold	78,057	196,226	$1,046,977	$2,545,608

Shares issued in reinvestment of dividends	7,728	11,235	101,734	145,982

Shares redeemed	(243,464)	(575,179)	(3,352,699)	(7,301,974)

Net decrease	(157,679)	(367,718)	$(2,203,988)	$(4,610,384)

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 21

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Class R
Shares sold	19,611	37,122	$266,746	$490,362

Shares issued in reinvestment of dividends	1,435	1,552	18,867	20,097

Shares redeemed	(43,165)	(99,991)	(585,206)	(1,285,856)

Net decrease	(22,119)	(61,317)	$(299,593)	$(775,397)

Class K
Shares sold	29,760	35,801	$411,813	$478,520

Shares issued in reinvestment of dividends	1,876	2,663	24,875	34,753

Shares redeemed	(88,842)	(143,588)	(1,228,590)	(1,920,966)

Net decrease	(57,206)	(105,124)	$(791,902)	$(1,407,693)

Class I
Shares sold	33,829	49,705	$464,435	$656,739

Shares issued in reinvestment of dividends	7,809	9,596	103,445	125,421

Shares redeemed	(150,696)	(143,035)	(2,003,037)	(1,888,596)

Net decrease	(109,058)	(83,734)	$(1,435,157)	$(1,106,436)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

22 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Real Estate Risk—The Fund’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 23

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

24 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$668,456	$3,200,897
Net long-term capital gains	15,681	68,500

Total taxable distributions paid	$684,137	$3,269,397

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$409,002
Accumulated capital and other losses	(2,777,931	)(a)
Unrealized appreciation (depreciation)	2,999,205	(b)

Total accumulated earnings (deficit)	$630,276

(a)	As of November 30, 2023, the Fund had a net capital loss carryforward of $2,777,931.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund had a net short-term capital loss carryforward of $983,334 and a net long-term capital loss carryforward of $1,794,597, which may be carried forward for an indefinite period.

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 13.20	$ 13.50	$ 17.00	$ 13.92	$ 16.20	$ 14.35

Income From Investment Operations

Net investment income(a)(b)	.04	.22	.22	.17	.21	.23

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.65	(.40)	(3.28)	3.01	(1.64)	2.04

Net increase (decrease) in net asset value from operations	.69	(.18)	(3.06)	3.18	(1.43)	2.27

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.12)	(.44)	(.10)	(.36)	(.42)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.49)	– 0	–

Total dividends and distributions	(.14)	(.12)	(.44)	(.10)	(.85)	(.42)

Net asset value, end of period	$ 13.75	$ 13.20	$ 13.50	$ 17.00	$ 13.92	$ 16.20

Total Return

Total investment return based on net asset value(c)*	5.26%	(1.32)%	(18.37)%	22.83%	(9.19)%	16.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,832	$30,665	$36,678	$47,521	$42,385	$62,830

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.92	%(e)	1.81%	1.47%	1.37%	1.44%	1.38%

Expenses, before waivers/ reimbursements(d)	1.93	%(e)	1.81%	1.47%	1.37%	1.44%	1.38%

Net investment income(b)	.51	%(e)	1.67%	1.48%	1.05%	1.55%	1.52%

Portfolio turnover rate	31%	41%	53%	45%	50%	56%

See footnote summary on page 33.

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 12.96	$ 13.29	$ 16.71	$ 13.73	$ 16.02	$ 14.19

Income From Investment Operations

Net investment income (loss)(a)(b)	(.00	)(f)	.12	.10	.06	.11	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.63	(.40)	(3.21)	2.95	(1.63)	2.02

Net increase (decrease) in net asset value from operations	.63	(.28)	(3.11)	3.01	(1.52)	2.14

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.05)	(.31)	(.03)	(.28)	(.31)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.49)	– 0	–

Total dividends and distributions	(.11)	(.05)	(.31)	(.03)	(.77)	(.31)

Net asset value, end of period	$ 13.48	$ 12.96	$ 13.29	$ 16.71	$ 13.73	$ 16.02

Total Return

Total investment return based on net asset value(c)*	4.89%	(2.08)%	(18.98)%	21.92%	(9.87)%	15.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$392	$580	$1,378	$1,984	$2,026	$3,518

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	2.68	%(e)	2.55%	2.23%	2.13%	2.20%	2.13%

Expenses, before waivers/ reimbursements(d)	2.68	%(e)	2.55%	2.23%	2.13%	2.20%	2.13%

Net investment income (loss)(b)	(.07	)%(e)	.95%	.71%	.35%	.80%	.82%

Portfolio turnover rate	31%	41%	53%	45%	50%	56%

See footnote summary on page 33.

28 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 13.05	$ 13.35	$ 16.81	$ 13.77	$ 16.03	$ 14.21

Income From Investment Operations

Net investment income(a)(b)	.06	.25	.25	.21	.24	.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.64	(.40)	(3.22)	2.96	(1.62)	2.02

Net increase (decrease) in net asset value from operations	.70	(.15)	(2.97)	3.17	(1.38)	2.28

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.15)	(.49)	(.13)	(.39)	(.46)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.49)	– 0	–

Total dividends and distributions	(.15)	(.15)	(.49)	(.13)	(.88)	(.46)

Net asset value, end of period	$ 13.60	$ 13.05	$ 13.35	$ 16.81	$ 13.77	$ 16.03

Total Return

Total investment return based on net asset value(c)*	5.38%	(1.08)%	(18.13)%	23.12%	(8.93)%	16.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,658	$11,323	$16,491	$48,099	$42,852	$57,515

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.67	%(e)	1.55%	1.19%	1.12%	1.19%	1.13%

Expenses, before waivers/ reimbursements(d)	1.67	%(e)	1.55%	1.19%	1.12%	1.19%	1.13%

Net investment income(b)	.86	%(e)	1.94%	1.62%	1.30%	1.79%	1.73%

Portfolio turnover rate	31%	41%	53%	45%	50%	56%

See footnote summary on page 33.

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 12.99	$ 13.28	$ 16.71	$ 13.70	$ 15.98	$ 14.17

Income From Investment Operations

Net investment income(a)(b)	.01	.15	.17	.12	.16	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.65	(.36)	(3.22)	2.95	(1.61)	2.01

Net increase (decrease) in net asset value from operations	.66	(.21)	(3.05)	3.07	(1.45)	2.19

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.08)	(.38)	(.06)	(.34)	(.38)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.49)	– 0	–

Total dividends and distributions	(.09)	(.08)	(.38)	(.06)	(.83)	(.38)

Net asset value, end of period	$ 13.56	$ 12.99	$ 13.28	$ 16.71	$ 13.70	$ 15.98

Total Return

Total investment return based on net asset value(c)*	5.12%	(1.61)%	(18.67)%	22.44%	(9.48)%	15.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,507	$2,688	$3,564	$4,865	$4,391	$6,556

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	2.22	%(e)	2.36%	1.81%	1.71%	1.74%	1.70%

Expenses, before waivers/ reimbursements(d)	2.22	%(e)	2.36%	1.81%	1.71%	1.74%	1.70%

Net investment income(b)	.21	%(e)	1.14%	1.14%	.76%	1.24%	1.21%

Portfolio turnover rate	31%	41%	53%	45%	50%	56%

See footnote summary on page 33.

30 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 13.10	$ 13.40	$ 16.84	$ 13.79	$ 16.06	$ 14.24

Income From Investment Operations

Net investment income(a)(b)	.05	.20	.21	.17	.21	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.65	(.39)	(3.24)	2.98	(1.62)	2.02

Net increase (decrease) in net asset value from operations	.70	(.19)	(3.03)	3.15	(1.41)	2.24

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.11)	(.41)	(.10)	(.37)	(.42)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.49)	– 0	–

Total dividends and distributions	(.11)	(.11)	(.41)	(.10)	(.86)	(.42)

Net asset value, end of period	$ 13.69	$ 13.10	$ 13.40	$ 16.84	$ 13.79	$ 16.06

Total Return

Total investment return based on net asset value(c)*	5.36%	(1.38)%	(18.40)%	22.86%	(9.17)%	16.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,343	$2,993	$4,468	$8,756	$7,508	$11,180

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.90	%(e)	2.01%	1.48%	1.39%	1.43%	1.39%

Expenses, before waivers/ reimbursements(d)	1.90	%(e)	2.01%	1.48%	1.39%	1.43%	1.39%

Net investment income(b)	.70	%(e)	1.49%	1.37%	1.04%	1.59%	1.47%

Portfolio turnover rate	31%	41%	53%	45%	50%	56%

See footnote summary on page 33.

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 13.13	$ 13.43	$ 16.94	$ 13.87	$ 16.15	$ 14.30

Income From Investment Operations

Net investment income(a)(b)	.07	.27	.28	.23	.25	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.64	(.40)	(3.26)	2.99	(1.62)	2.04

Net increase (decrease) in net asset value from operations	.71	(.13)	(2.98)	3.22	(1.37)	2.31

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.17)	(.53)	(.15)	(.42)	(.46)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.49)	– 0	–

Total dividends and distributions	(.15)	(.17)	(.53)	(.15)	(.91)	(.46)

Net asset value, end of period	$ 13.69	$ 13.13	$ 13.43	$ 16.94	$ 13.87	$ 16.15

Total Return

Total investment return based on net asset value(c)*	5.47%	(.94)%	(18.04)%	23.27%	(8.83)%	16.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,783	$8,893	$10,222	$16,263	$14,123	$17,116

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.51	%(e)	1.42%	1.09%	1.01%	1.04%	1.06%

Expenses, before waivers/ reimbursements(d)	1.51	%(e)	1.42%	1.09%	1.01%	1.04%	1.06%

Net investment income(b)	1.06	%(e)	2.04%	1.87%	1.41%	1.91%	1.78%

Portfolio turnover rate	31%	41%	53%	45%	50%	56%

See footnote summary on page 33.

32 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest expense:

	Six Months Ended May 31, 2024 (unaudited)(e)	Year Ended November 30,
		2023	2022	2021	2020	2019

Class A
Net of waivers/reimbursements	1.92%	1.81%	1.47%	1.37%	1.44%	1.38%
Before waivers/reimbursements	1.93%	1.81%	1.47%	1.37%	1.44%	1.38%
Class C
Net of waivers/reimbursements	2.68%	2.55%	2.23%	2.13%	2.20%	2.13%
Before waivers/reimbursements	2.68%	2.55%	2.23%	2.13%	2.20%	2.13%
Advisor Class
Net of waivers/reimbursements	1.67%	1.55%	1.19%	1.12%	1.19%	1.13%
Before waivers/reimbursements	1.67%	1.55%	1.19%	1.12%	1.19%	1.13%
Class R
Net of waivers/reimbursements	2.22%	2.36%	1.81%	1.71%	1.74%	1.70%
Before waivers/reimbursements	2.22%	2.36%	1.81%	1.71%	1.74%	1.70%
Class K
Net of waivers/reimbursements	1.90%	2.00%	1.48%	1.39%	1.43%	1.39%
Before waivers/reimbursements	1.90%	2.00%	1.48%	1.39%	1.43%	1.39%
Class I
Net of waivers/reimbursements	1.51%	1.42%	1.09%	1.01%	1.04%	1.06%
Before waivers/reimbursements	1.51%	1.42%	1.09%	1.01%	1.04%	1.06%

(e)	Annualized.

(f)	Amount is less than $.005.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the year ended November 30, 2019 by 0.02%.

See notes to financial statements.

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 33

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Real Estate Investment Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

34 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 35

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

36 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 37

that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested that the Adviser implement, effective June 1, 2024, a voluntary expense limitation agreement capping total expenses at 1.45% for Advisor Class shares of the Fund, with corresponding expense limitations for the other share classes, and the Adviser agreed to do so.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

38 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

NOTES

abfunds.com	AB GLOBAL REAL ESTATE INVESTMENT FUND | 39

NOTES

40 | AB GLOBAL REAL ESTATE INVESTMENT FUND	abfunds.com

AB GLOBAL REAL ESTATE INVESTMENT FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GRE-0152-0524

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 26, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 26, 2024